Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.8%
Aerospace & Defense – 1.7%
BWX Technologies Inc	696,734	$37,526,093
Mercury Systems Inc*	573,739	27,206,703
		64,732,796
Auto Components – 0.9%
Stoneridge Inc*,£	1,639,306	33,425,449
Banks – 17.5%
Ameris Bancorp	1,650,146	85,609,574
Atlantic Union Bankshares Corp	2,194,730	80,875,800
BancorpSouth Bank	653,813	19,470,551
Enterprise Financial Services Corp	534,938	24,221,993
FB Financial Corp	1,068,974	45,837,605
First Horizon National Corp	4,217,495	68,702,994
Fulton Financial Corp	2,374,412	36,281,015
Great Western Bancorp Inc	1,893,330	61,987,624
Horizon Bancorp Inc/IN	1,964,513	35,695,201
Sandy Spring Bancorp Inc	724,166	33,181,286
United Bankshares Inc	2,056,065	74,799,645
United Community Banks Inc/GA	2,549,988	83,690,606
		650,353,894
Biotechnology – 2.0%
Anika Therapeutics Inc*	445,493	18,960,182
Emergent BioSolutions Inc*	457,570	22,910,530
Exelixis Inc*	1,442,825	30,501,321
		72,372,033
Building Products – 1.7%
American Woodmark Corp*	530,216	34,660,220
PGT Innovations Inc*	1,382,120	26,398,492
		61,058,712
Chemicals – 3.2%
American Vanguard Corp	1,046,733	15,753,332
Ingevity Corp*	499,653	35,660,235
Innospec Inc	792,203	66,719,337
		118,132,904
Commercial Services & Supplies – 4.1%
Healthcare Services Group Inc	1,155,648	28,879,644
KAR Auction Services Inc*	3,633,613	59,554,917
UniFirst Corp/MA	305,381	64,930,108
		153,364,669
Construction & Engineering – 2.3%
Comfort Systems USA Inc	619,362	44,172,898
EMCOR Group Inc	342,709	39,541,764
		83,714,662
Construction Materials – 1.8%
Eagle Materials Inc	509,582	66,836,775
Electrical Equipment – 3.3%
Encore Wire Corp	438,155	41,550,239
GrafTech International Ltd	6,269,978	64,706,173
Thermon Group Holdings Inc*	974,987	16,877,025
		123,133,437
Electronic Equipment, Instruments & Components – 3.8%
Fabrinet*	615,670	63,112,332
Insight Enterprises Inc*	520,094	46,850,068
Rogers Corp*	158,139	29,489,761
		139,452,161
Entertainment – 1.1%
Madison Square Garden Co*	216,919	40,336,088
Equity Real Estate Investment Trusts (REITs) – 8.1%
Corporate Office Properties Trust	2,046,771	55,221,882
Phillips Edison & Co Inc£	1,132,178	34,769,186
PotlatchDeltic Corp	826,810	42,646,860
STAG Industrial Inc	2,177,687	85,474,215
Sunstone Hotel Investors Inc*	6,928,774	82,729,562
		300,841,705
Food & Staples Retailing – 1.4%
Casey's General Stores Inc	269,982	50,878,108
Food Products – 1.6%
Nomad Foods Ltd*	2,100,819	57,898,572

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies – 7.2%
Envista Holdings Corp*	1,837,681	$76,833,443
Globus Medical Inc*	521,873	39,985,909
Haemonetics Corp*	614,466	43,375,155
Natus Medical Inc*	1,099,731	27,581,253
Quidel Corp*	196,796	27,777,755
Varex Imaging Corp*,£	1,879,027	52,988,561
		268,542,076
Health Care Providers & Services – 1.2%
ModivCare Inc*	250,746	45,540,489
Hotels, Restaurants & Leisure – 3.0%
Bally's Corp*	548,307	27,492,113
Century Casinos Inc*,£	2,207,692	29,737,611
Cracker Barrel Old Country Store Inc	375,135	52,458,878
		109,688,602
Household Durables – 3.1%
La-Z-Boy Inc	547,445	17,644,152
Leggett & Platt Inc	537,418	24,097,823
Skyline Champion Corp*	1,198,025	71,953,381
		113,695,356
Information Technology Services – 1.6%
WNS Holdings Ltd (ADR)*	745,296	60,965,213
Insurance – 2.7%
Argo Group International Holdings Ltd	531,410	27,750,230
First American Financial Corp	318,535	21,357,772
Hanover Insurance Group Inc	406,294	52,663,828
		101,771,830
Internet & Direct Marketing Retail – 0.8%
Shutterstock Inc	272,163	30,841,511
Machinery – 2.8%
Hillenbrand Inc	179,267	7,645,738
Lincoln Electric Holdings Inc	409,869	52,787,029
Watts Water Technologies Inc - Class A	258,326	43,422,017
		103,854,784
Metals & Mining – 1.7%
Commercial Metals Co	2,074,861	63,200,266
Multi-Utilities – 1.4%
Black Hills Corp	850,891	53,401,919
Oil, Gas & Consumable Fuels – 3.4%
Delek US Holdings Inc*	1,236,408	22,218,252
Magnolia Oil & Gas Corp	2,783,325	49,515,352
World Fuel Services Corp	1,658,446	55,756,955
		127,490,559
Pharmaceuticals – 0.5%
Amphastar Pharmaceuticals Inc*	931,211	17,702,321
Professional Services – 2.3%
Korn Ferry	689,069	49,861,033
Mantech International Corp	444,296	33,730,952
		83,591,985
Real Estate Management & Development – 0.6%
Marcus & Millichap Inc*	525,127	21,330,659
Semiconductor & Semiconductor Equipment – 2.7%
CMC Materials Inc	379,200	46,728,816
Diodes Inc*	480,821	43,557,574
FormFactor Inc*	292,422	10,916,113
		101,202,503
Textiles, Apparel & Luxury Goods – 2.7%
Carter's Inc	303,496	29,511,951
Columbia Sportswear Co	462,835	44,358,106
Steven Madden Ltd	612,515	24,598,602
		98,468,659
Thrifts & Mortgage Finance – 2.3%
Washington Federal Inc	379,873	13,033,443
WSFS Financial Corp	1,438,154	73,791,682
		86,825,125
Trading Companies & Distributors – 3.3%
GATX Corp	372,958	33,402,118
H&E Equipment Services Inc	1,371,868	47,617,538
MSC Industrial Direct Co Inc	530,525	42,542,800
		123,562,456
Total Common Stocks (cost $2,837,320,810)		3,628,208,278

Shares or Principal Amounts		Value
Repurchase Agreements– 2.3%
ING Financial Markets LLC, Joint repurchase agreement, 0.0300%, dated 9/30/21, maturing 10/1/21 to be repurchased at $14,300,012 collateralized by $14,096,681 in U.S. Treasuries 0% - 3.1250%, 11/12/21 - 2/15/51 with a value of $14,586,016	$14,300,000	$14,300,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.0300%, dated 9/30/21, maturing 10/1/21 to be repurchased at $70,000,058 collateralized by $64,371,645 in U.S. Treasuries 0.5000% - 6.2500%, 8/31/22 - 8/15/50 with a value of $71,400,100	70,000,000	70,000,000
Total Repurchase Agreements (cost $84,300,000)		84,300,000
Total Investments (total cost $2,921,620,810) – 100.1%		3,712,508,278
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(3,261,292)
Net Assets – 100%		$3,709,246,986

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,593,644,493	96.8%
India	60,965,213	1.6
United Kingdom	57,898,572	1.6

Total	$3,712,508,278	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/21
Common Stocks - 2.6%
Aerospace & Defense - N/A
Vectrus Inc*	$-	$(252,219)	$(676,465)	$-
Auto Components - 0.9%
Stoneridge Inc*	-	-	(14,934,078)	33,425,449
Equity Real Estate Investment Trusts (REITs) - 0.9%
Phillips Edison & Co Inc	158,490	-	2,577,252	34,769,186
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*,š	-	1,546,270	1,174,230	N/A
Hotels, Restaurants & Leisure - 0.8%
Century Casinos Inc*	-	-	88,307	29,737,611
Total Affiliated Investments - 2.6%	$158,490	$1,294,051	$(11,770,754)	$97,932,246

(1) For securities that were affiliated for a portion of the period ended September 30, 2021, this column reflects amounts for the entire period ended September 30, 2021 and not just the period in which the security was affiliated.

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Common Stocks - 2.6%
Aerospace & Defense - N/A
Vectrus Inc*	30,519,039	-	(29,590,355)	-
Auto Components - 0.9%
Stoneridge Inc*	48,359,527	-	-	33,425,449
Equity Real Estate Investment Trusts (REITs) - 0.9%
Phillips Edison & Co Inc	-	32,191,934	-	34,769,186
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*,š	54,098,837	-	(3,830,776)	52,988,561
Hotels, Restaurants & Leisure - 0.8%
Century Casinos Inc*	29,649,304	-	-	29,737,611

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of September 30, 2021.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,628,208,278	$-	$-
Repurchase Agreements	-	84,300,000	-
Total Assets	$3,628,208,278	$84,300,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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